UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: May 31

Date of reporting period:  May 31, 2012

ITEM 1.	REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

May 31, 2012

Annual Repor t

Western Asset

Institutional

AMT Free

Municipal

Money Market

Fund

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

II	Western Asset Institutional AMT Free Municipal Money Market Fund

Fund objective

The Fund seeks current income that is exempt from federal income tax* to the extent consistent with preservation of capital and the maintenance of liquidity.

*	Certain investors may be subject to the federal alternative minimum tax (AMT), and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

Letter from the chairman

Dear Shareholder,

We are pleased to provide the annual report of Western Asset Institutional AMT Free Municipal Money Market Fund for the twelve-month reporting period ended May 31, 2012. Please read on for a detailed look at prevailing economic and market conditions during the Fund’s reporting period and to learn how those conditions have affected Fund performance.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

June 29, 2012

Western Asset Institutional AMT Free Municipal Money Market Fund	III

Investment commentary

Economic review

The U.S. economy continued to grow over the twelve months ended May 31, 2012, albeit at an uneven pace. U.S. gross domestic product (“GDP”)i growth, as reported by the U.S. Department of Commerce, was 1.3% and 1.8% in the second and third quarters of 2011, respectively. The economy then gathered further momentum late in 2011, as the Commerce Department reported that fourth quarter GDP growth was 3.0% — the fastest pace since the second quarter of 2010. However, economic growth in the U.S. then moderated somewhat, as the Commerce Department reported that first quarter 2012 GDP growth was 1.9%.

Two factors constraining economic growth were the weak job market and continued troubles in the housing market. While there was some improvement during the reporting period, unemployment remained elevated. When the reporting period began, unemployment, as reported by the U.S. Department of Labor, was 9.0%. Unemployment stayed at or above 9.0% until October, when it dipped to 8.9%. Unemployment then declined during five out of the next six months and was 8.1% in April 2012, the lowest rate since January 2009. However, the unemployment rate then moved up to 8.2% in May 2012. The housing market showed some positive signs, although it still appears to be searching for a bottom. According to the National Association of Realtors (“NAR”), existing-home sales fluctuated throughout the period. Existing-home sales fell 1.5% on a seasonally adjusted basis in May 2012 versus the previous month. However, the NAR reported that the median existing-home price for all housing types was $182,600 in May 2012, up 7.9% from May 2011. In addition, the inventory of unsold homes fell 0.4% in May versus the previous month.

The manufacturing sector overcame a soft patch in the summer of 2011 and continued to expand during the reporting period. Looking back, based on the Institute for Supply Management’s PMI (“PMI”)ii, in February 2011, the manufacturing sector expanded at its fastest pace since May 2004, with a reading of 61.4 (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion). The PMI then generally moderated over the next several months and was 50.6 in August 2011, its lowest reading in two years. The manufacturing sector gathered momentum and ended January 2012 at 54.1, its highest reading since June 2011. The PMI then fluctuated over the last four months of the reporting period and was 53.5 in May 2012.

The Federal Reserve Board (“Fed”)iii took a number of actions as it sought to meet its dual mandate of fostering maximum employment and price stability. As has been the case since December 2008, the Fed kept the federal funds rateiv at a historically low range between zero and 0.25%. In August 2011, the Fed declared its intention to keep the federal funds rate steady until mid-2013. Then, in September 2011, the Fed announced its intention to purchase $400 billion of longer-term Treasury securities and to sell an equal amount of shorter-term Treasury securities by June 2012 (often referred to as “Operation Twist”). In January 2012, the Fed extended the period it expects to keep rates on hold, saying “economic conditions — including low rates of resource utilization and a subdued outlook for inflation over the medium run — are likely to warrant exceptionally low levels for the federal funds rate at least through late 2014.” In June, after the reporting period ended, the Fed announced that it would extend Operation Twist until the end of 2012 and that it was “prepared to take further action as appropriate to promote a stronger economic recovery and sustained improvement in labor market conditions in a context of price stability.”

IV	Western Asset Institutional AMT Free Municipal Money Market Fund

Investment commentary (cont’d)

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

June 29, 2012

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the manufacturing sector.

iii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

Western Asset Institutional AMT Free Municipal Money Market Fund 2012 Annual Report	1

Fund overview

Q. What is the Fund’s investment strategy?

A. The Fund seeks current income that is exempt from federal income tax to the extent consistent with preservation of capital and the maintenance of liquidity.

Under normal circumstances, the Fund will invest substantially all of its assets in short-term high-quality municipal securities, whose interest is exempt from federal income tax, including the federal alternative minimum tax (“AMT”). Municipal securities include debt obligations issued by any of the fifty states and their political subdivisions, agencies and public authorities, certain other governmental issuers (such as Puerto Rico, the U.S. Virgin Islands and Guam) and other qualifying issuers. These securities include participation or other interests in municipal securities and other structured securities such as variable rate demand obligations (“VRDOs”)i, tender option bonds, partnership interests and swap-based securities, many of which may be issued or backed by U.S. or non-U.S. banks. Although the Fund will ordinarily not invest in securities whose interest is subject to federal income tax or the AMT, when Western Asset Management Company (“Western Asset”), the Fund’s subadviser, believes that suitable AMT-free municipal securities are not available, the Fund may temporarily invest up to 20% of its assets in investments whose interest may be subject to federal income tax or the AMT.

As a money market fund, the Fund tries to maintain a share price of $1.00 and must follow strict rules as to the credit quality, liquidity, diversification and maturity of its investments.

At Western Asset, we utilize a fixed-income team approach, with decisions derived from interaction among various investment management sector specialists. The sector teams are comprised of Western Asset’s senior portfolio managers, research analysts and an in-house economist. Under this team approach, management of client fixed-income portfolios will reflect a consensus of interdisciplinary views within the Western Asset organization.

Q. What were the overall market conditions during the Fund’s reporting period?

A. The spread sectors (non-Treasuries) experienced periods of volatility during the reporting period, but ultimately generated positive results. Risk aversion generally ruled the markets from June through September 2011, given mostly disappointing economic data, the European sovereign debt crisis and the Standard & Poor’s rating downgrade of U.S. sovereign debt. Most spread sectors then rallied in October given hopes of progress in Europe and some better-than-expected economic data. While risk aversion returned in November given an escalation of the European sovereign debt crisis, risk appetite returned in December and generally remained robust during the next three months. This shift in investor sentiment was triggered by indications that the U.S. economy was gathering momentum and signs of progress in the European sovereign debt crisis. However, fears that the economy may be experiencing a soft patch and contagion fears from Europe led to periods of heightened risk aversion late in the period.

Both short- and long-term Treasury yields moved lower during the reporting period. When the period began, two- and ten-year Treasury yields were 0.45% and 3.05%, respectively. Treasury yields initially moved higher and two- and ten-year Treasury yields peaked at 0.50% and 3.22%, respectively, on July 1, 2011. Yields then declined during much of the next two months due to disappointing economic data, and two-year Treasuries hit their low for the reporting period of 0.16% on September 19, 2011. Yields then moved higher during much of the next six months

2	Western Asset Institutional AMT Free Municipal Money Market Fund 2012 Annual Report

Fund overview (cont’d)

as the economy gained some traction and rising oil prices fanned inflationary concerns. However, yields moved sharply lower in April and May given some moderating economic data in the U.S. and renewed fears regarding the situation in Europe. When the reporting period ended on May 31, 2012, two-year Treasury yields were 0.27% and ten-year Treasury yields were 1.59% — a record low.

With the Federal Reserve Board (“Fed”) keeping the federal funds rate at a historically low range between zero and 0.25%, the yields available from money market securities continued to be very low during the twelve months ended May 31, 2012. In addition, the Fed vowed to keep the federal funds rate on hold until at least through late 2014. This put further pressure on money market securities to generate yield.

In our view, the backdrop for municipal credit has improved. While job growth remains tepid in many states, tax receipts have strengthened. In a sign that states are better managing within a constrained fiscal environment, only eight states had to make midyear budget cuts in fiscal year 2012, compared with 39 states is fiscal year 2011. However, some states, such as California and Illinois, continue to grapple with large deficits. Give the uncertain economic outlook, many state governors are conservatively managing their spending.

Challenges on the horizon continue to be pension liabilities, as well as the federal budget deficit, the latter of which we feel will drive reductions in state aid, federal funds for Medicare and Medicaid and transportation funding. Additionally, local governments are struggling as state aid reductions exacerbate budgets already hard hit by the bursting of the real estate bubble, which has driven property tax revenue lower.

Q. How did we respond to these changing market conditions?

A. Given the challenging environment, we continued to emphasize high-quality, top tier securities as we sought to maximize income while preserving capital and maintaining liquidity and diversification. An underlying theme throughout the period was to maintain a large portion of the Fund’s assets in variable rate demand obligations (“VRDOs”).

Performance review

As of May 31, 2012, the seven-day current yield for Institutional Shares of Western Asset Institutional AMT Free Municipal Money Market Fund was 0.09% and the seven-day effective yield, which reflects compounding, was 0.09%.1

Certain investors may be subject to the AMT, and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

Western Asset Institutional AMT Free Municipal Money Market Fund Yields as of May 31, 2012 (unaudited)
	Seven-Day Current Yield[1]	Seven-Day Effective Yield[1]
Institutional Shares	0.09%	0.09%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Yields will fluctuate. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

[1]

The seven-day current yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

Western Asset Institutional AMT Free Municipal Money Market Fund 2012 Annual Report	3

Absent fee waivers and/or expense reimbursements, the seven-day current yield and the seven-day effective yield for Institutional Shares would have been 0.01%.

An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Q. What were the most significant factors affecting Fund performance?

A. As has been the case in recent years given the Fed’s anchoring of the federal funds rate, the municipal money market yield curveii was relatively flat during the reporting period and there were typically only slight differences between the yields available from shorter-term municipal money market securities and longer-term securities. Given this and other challenges in the marketplace, we maintained a large allocation to VRDOs. In an attempt to generate incremental yield, at times we also selectively purchased high-quality tax-exempt commercial paper with three- to four-month maturities, as well as municipal notes with maturities between nine- and twelve-months. Overall, these actions were successful in helping the Fund to lock in somewhat higher yields. However, toward the end of the period strong demand for these securities caused their yields to moderate, which limited the incremental yield derived by the Fund.

Given the ongoing European sovereign debt crisis and strains on many European financial institutions, we reduced our exposure to VRDOs backed by certain European banks. We also pared our exposure to VRDOs backed by U.S. banks that had been placed on a “watch list” by Moody’s, as this could ultimately lead to them being lowered from a top-tier to a second-tier rating. With rates on their VRDOs moving somewhat higher to compensate investors for the incremental risk, we lost some incremental yield we would have otherwise received. However, we felt reducing those allocations was appropriate given our focus on preservation of capital and the potential risks in the marketplace.

Thank you for your investment in Western Asset Institutional AMT Free Municipal Money Market Fund. As always, we appreciate that you have chosen us to manage your assets and we remain focused on seeking to achieve the Fund’s investment goals.

Sincerely,

Western Asset Management Company

June 19, 2012

RISKS: An investment in a money market fund is neither insured nor guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at one dollar per share, it is still possible to lose money by investing in the Fund. Municipal securities purchased by the Fund may be adversely affected by changes in the financial condition of municipal issuers and insurers, regulatory and political developments, uncertainties and public perceptions, and other factors. Please see the Fund’s prospectus for a more complete discussion of these and other risks, and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]	Variable rate demand obligations (“VRDOs”) are floating rate debt obligations whose yields are pegged to short-term interest rates and may be sold back at par to the dealer/remarketing agent

ii	The yield curve is the graphical depiction of the relationship between the yield on bonds of the same credit quality but different maturities.

4	Western Asset Institutional AMT Free Municipal Money Market Fund 2012 Annual Report

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph represents the composition of the Fund’s investments as of May 31, 2012 and May 31, 2011. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Western Asset Institutional AMT Free Municipal Money Market Fund 2012 Annual Report	5

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on December 1, 2011 and held for the six months ended May 31, 2012.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Institutional Shares	0.04%	$1,000.00	$1,000.40	0.22%	$1.10	Institutional Shares	5.00%	$1,000.00	$1,023.90	0.22%	$1.11

[1]	For the six months ended May 31, 2012.

[2]

Assumes the reinvestment of all distributions at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to the class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 366.

6	Western Asset Institutional AMT Free Municipal Money Market Fund 2012 Annual Report

Schedules of investments

May 31, 2012

Western Asset Institutional AMT Free Municipal Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value
Short-Term Investments — 100.4%
Alabama — 3.3%
Birmingham, AL, GO	3.000%	8/1/12	$435,000	$436,823
Huntsville Health Care Authority, TECP	0.200%	7/17/12	11,000,000	11,000,000
Huntsville Health Care Authority, TECP	0.240%	10/3/12	17,530,000	17,530,000
Huntsville, AL, Health Care Authority, TECP, Huntsville Hospital	0.200%	6/5/12	7,200,000	7,200,000
Total Alabama				36,166,823
Arizona — 0.9%
Maricopa County, AZ, USD, GO	2.000%	7/1/12	3,435,000	3,437,988	(a)
Phoenix, AZ, IDA Revenue, Southwestern College Phoenix, LOC-Comerica Bank	0.220%	7/1/33	3,135,000	3,135,000	(b)(c)
Tempe, AZ, Transportation Excise Tax Revenue, SPA-Royal Bank of Canada	0.180%	7/1/37	2,935,000	2,935,000	(b)(c)
Total Arizona				9,507,988
California — 5.9%
ABAG Finance Authority for Nonprofit Corp., CA, Revenue, Pathways Home Health Hospice, LOC-U.S. Bank	0.180%	10/1/34	1,300,000	1,300,000	(b)(c)
ABAG Finance Authority for Nonprofit Corp., CA, Revenue, Santa Cruz Montessori School, LOC-Comerica Bank	0.220%	1/1/37	3,700,000	3,700,000	(b)(c)
Affordable Housing Agency, CA, Multi-Family Revenue, Westridge Hilltop, FNMA, LIQ-FNMA	0.160%	9/15/33	1,275,000	1,275,000	(b)(c)
Alameda, CA, Public Financing Authority, Multi-Family Revenue, LIQ-FNMA	0.220%	5/15/35	2,360,000	2,360,000	(b)(c)
Antelope Valley, CA, Community College District, GO	2.000%	11/30/12	300,000	302,492
California Statewide CDA Revenue, Kaiser Permanente	0.170%	4/1/46	2,800,000	2,800,000	(b)(c)
California EFA Revenue, Stanford University	0.130%	10/1/17	100,000	100,000	(b)(c)
California Infrastructure & Economic Development Bank Revenue:
Loyola High School District, LOC-First Republic Bank, FHLB	0.180%	12/1/35	1,200,000	1,200,000	(b)(c)
Pacific Gas & Electric Co., LOC-Wells Fargo Bank N.A.	0.150%	12/1/16	9,065,000	9,065,000	(b)(c)
Pacific Gas & Electric Co., LOC-Wells Fargo Bank N.A.	0.160%	12/1/16	1,000,000	1,000,000	(b)(c)
California MFA Revenue, Trinity School, LOC-Comerica Bank	0.220%	6/1/37	2,300,000	2,300,000	(b)(c)
California State MFA Revenue, Louisiana Sierra University, LOC-Wells Fargo Bank N.A.	0.130%	8/1/20	2,900,000	2,900,000	(b)(c)

See Notes to Financial Statements.

Western Asset Institutional AMT Free Municipal Money Market Fund 2012 Annual Report	7

Western Asset Institutional AMT Free Municipal Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value
California — continued
California State, GO:
LOC-Bank of Montreal	0.140%	5/1/33	$6,000,000	$6,000,000	(b)(c)
LOC-Societe Generale	0.170%	5/1/40	5,000,000	5,000,000	(b)(c)
California Statewide CDA, Kaiser Permanente	0.170%	4/1/38	8,200,000	8,200,000	(b)(c)
California Statewide CDA Revenue:
Rady Children’s Hospital, LOC-Wells Fargo Bank N.A.	0.170%	8/15/47	1,600,000	1,600,000	(b)(c)
The Master’s College & Seminary, LOC-U.S. Bank N.A.	0.180%	2/1/37	600,000	600,000	(b)(c)
Calleguas-Las Virgenes, CA, Public Financing Authority Revenue, Municipal Water District Project, LOC-Wells Fargo Bank N.A.	0.130%	7/1/37	1,200,000	1,200,000	(b)(c)
Corono-Norca, CA, USD, GO	2.000%	12/31/12	3,900,000	3,939,575
Hemet, CA, MFH Revenue, Sunwest Retirement, LIQ-FHLMC	0.160%	1/1/25	500,000	500,000	(b)(c)
Irvine, CA, USD Special Tax Revenue, Community Facilities District No. 09-1, LOC-U.S. Bank N.A.	0.160%	9/1/51	100,000	100,000	(b)(c)
Los Angeles, CA, Department of Water & Power Waterworks Revenue, SPA-Banco Bilbao Vizcaya	0.120%	7/1/35	5,900,000	5,900,000	(b)(c)
Sacramento, CA, MUD, TECP, LOC-Barclays Bank PLC	0.200%	7/13/12	2,500,000	2,500,000
San Mateo County, CA, Joint Powers Financing Authority, Lease Revenue, Public Safety Project, LOC-Wells Fargo Bank N.A.	0.180%	4/1/39	520,000	520,000	(b)(c)
Total California				64,362,067
Colorado — 3.5%
Arapahoe County, CO, Exelsior Youth Centers Inc., LOC-US Bank	0.200%	12/1/15	1,945,000	1,945,000	(b)(c)
Colorado Educational & Cultural Facilities Authority Revenue, National Jewish Federation Bond Program, LOC-JPMorgan Chase	0.200%	7/1/36	2,100,000	2,100,000	(b)(c)
Colorado HFA Revenue, Multi-Family Project, SPA-FHLB	0.200%	10/1/30	2,760,000	2,760,000	(b)(c)
Colorado Springs, CO, Utilities Revenue, Systems Improvement, SPA-U.S. Bank N.A.	0.160%	11/1/41	18,900,000	18,900,000	(b)(c)
Colorado State Educational & Cultural Facilities Authority Revenue, Oaks Christian School Project, LOC-U.S. Bank N.A.	0.200%	5/1/33	450,000	450,000	(b)(c)
Park 70 Metropolitan District, CO, GO, Limited Tax Convertible Unlimited Tax, LOC-U.S. Bank N.A.	0.800%	12/1/12	1,365,000	1,365,000
Traer Creek, CO, Metropolitan District Revenue, Avon, LOC-BNP Paribas	1.070%	10/1/21	11,140,000	11,140,000	(b)(c)
Total Colorado				38,660,000

See Notes to Financial Statements.

8	Western Asset Institutional AMT Free Municipal Money Market Fund 2012 Annual Report

Schedules of investments (cont’d)

May 31, 2012

Western Asset Institutional AMT Free Municipal Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value
Connecticut — 0.3%
Connecticut State HEFA Revenue:
Choate Rosemary Hall, LOC-JPMorgan Chase	0.170%	7/1/37	$10,000	$10,000	(b)(c)
St. Joseph College, LOC-Sovereign Bank FSB & Banco Santander SA	0.170%	7/1/38	1,900,000	1,900,000	(b)(c)
Killingly, CT, GO, BAN	1.500%	5/1/13	1,200,000	1,213,466
Total Connecticut				3,123,466
Delaware — 0.4%
Delaware State EDA Revenue, Peninsula United, PUMH of Maryland Inc., LOC-PNC Bank N.A.	0.170%	5/15/37	4,900,000	4,900,000	(b)(c)
District of Columbia — 1.6%
District of Columbia Revenue:
American Sociological Association, LOC-PNC Bank N.A.	0.180%	12/1/37	5,465,000	5,465,000	(b)(c)
Jesuit Conference, LOC-PNC Bank	0.180%	10/1/37	4,600,000	4,600,000	(b)(c)
Vestry Rock Creek Parish, LOC-PNC Bank N.A.	0.180%	11/1/37	1,300,000	1,300,000	(b)(c)
Washington Center for Internships and Academic Seminars, LOC-Branch Banking & Trust	0.190%	2/1/48	5,900,000	5,900,000	(b)(c)
Total District of Columbia				17,265,000
Florida — 6.8%
Florida State Board of Education Public Education, GO, Capital Outlay	5.000%	6/1/13	400,000	418,923
Florida State, GO:
Department of Transportation, Right of Way	5.250%	7/1/13	685,000	721,798
Department of Transportation, Right of Way	6.375%	7/1/12	475,000	477,392
Halifax, FL, Hospital Medical Center, LOC-JPMorgan Chase	0.180%	6/1/48	16,700,000	16,700,000	(b)(c)
Highlands County, FL, Health Facilities Authority Revenue, Adventist Health System, LOC-SunTrust Bank	0.500%	11/15/35	5,200,000	5,200,000	(b)(c)
Jacksonville, FL, Health Facilities Authority, Hospital Revenue, Baptist Medical Center Project	0.210%	8/15/21	800,000	800,000	(b)(c)
Martin County, FL, Health Facilities Authority, Hospital Revenue, Martin Memorial Medical Center, LOC-Wells Fargo Bank N.A.	0.160%	11/15/32	3,815,000	3,815,000	(b)(c)
Miami-Dade County, FL, Health Facilities Authority Hospital Revenue, Miami Children’s Hospital Project, NATL, LOC-Wells Fargo Bank N.A.	0.180%	8/1/34	22,300,000	22,300,000	(b)(c)
North Broward, FL, Hospital District Revenue, NATL, LOC-Wells Fargo Bank N.A.	0.150%	1/15/27	10,700,000	10,700,000	(b)(c)
Orange County, FL, Housing Finance Authority, Walk Apartments LLC, FNMA, LIQ-FNMA	0.200%	6/1/25	1,700,000	1,700,000	(b)(c)
Orlando, FL, Capital Improvement Special Revenue	5.000%	10/1/12	815,000	827,937

See Notes to Financial Statements.

Western Asset Institutional AMT Free Municipal Money Market Fund 2012 Annual Report	9

Western Asset Institutional AMT Free Municipal Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Orlando, FL, Utilities Commission, Utility System Revenue	5.000%	10/1/12	$400,000	$406,349
Palm Beach County, FL, Revenue, Comprehensive Alcoholism Rehabilitation Programs Inc., LOC-Wells Fargo Bank N.A.	0.280%	4/1/20	225,000	225,000	(b)(c)
Polk County, FL, School Board COP, Master Lease Program, LOC-Wells Fargo Bank N.A.	0.230%	1/1/28	2,600,000	2,600,000	(b)(c)
Sarasota County, FL, Public Hospital District Revenue, Sarasota Memorial Hospital, LOC-Northern Trust Co.	0.200%	7/1/37	4,550,000	4,550,000	(b)(c)
UCF Health Facilities Corp., FL, Capital Improvement Revenue, UCF Health Sciences Campus, LOC-Fifth Third Bank	0.310%	7/1/37	3,465,000	3,465,000	(b)(c)
Total Florida				74,907,399
Georgia — 2.8%
Atlanta, GA, Development Authority Revenue, Georgia Aquarium Inc. Project, LOC-SunTrust Bank & FHLB	0.210%	10/1/33	4,000,000	4,000,000	(b)(c)
Cobb County, GA, Development Authority Educational Facilities Revenue, Mount Paran Christian School Inc. Project, LOC-Wells Fargo Bank N.A.	0.180%	7/1/22	645,000	645,000	(b)(c)
Gainesville & Hall County, GA, Development Authority Revenue, Senior Living Facility, Lanier Village Estates Inc., Radian, LOC-Bank of America N.A., SPA-LaSalle Bank N.A.	0.130%	11/15/33	2,800,000	2,800,000	(b)(c)
Macon-Bibb County, GA, IDR, I-75 Business Park & Airport Project, LOC-Wells Fargo Bank N.A.	0.280%	7/1/20	1,255,000	1,255,000	(b)(c)
Municipal Electric Authority of Georgia, LOC-Dexia Credit Local	0.160%	1/1/48	19,100,000	19,100,000	(b)(c)
Thomasville, GA, Hospital Authority Revenue:
Anticipation CTFS, John Archbold Medical Center Inc., LOC-Branch Banking & Trust	0.190%	11/1/23	690,000	690,000	(b)(c)
Anticipation CTFS, John D Archbold Memorial Hospital, LOC-Branch Banking & Trust	0.190%	11/1/39	2,550,000	2,550,000	(b)(c)
Total Georgia				31,040,000
Illinois — 8.5%
Bloomington & Normal, IL, Airport Authority Revenue, Central Illinois Regional Airport, LOC-Northern Trust Co.	0.230%	1/1/27	2,000,000	2,000,000	(b)(c)
Channahon, IL, Revenue, Morris Hospital, LOC-U.S. Bank N.A.	0.170%	12/1/34	3,000,000	3,000,000	(b)(c)
Chicago, IL, Tax Increment Revenue, Tax Allocation Bonds, Near North Redevelopment Project, Senior Lien, LOC-Bank of New York	0.210%	1/1/19	15,595,000	15,595,000	(b)(c)
Cook County, IL, Catholic Theological University Project, LOC-Harris Trust and Savings Bank	0.220%	2/1/35	2,980,000	2,980,000	(b)(c)

See Notes to Financial Statements.

10	Western Asset Institutional AMT Free Municipal Money Market Fund 2012 Annual Report

Schedules of investments (cont’d)

May 31, 2012

Western Asset Institutional AMT Free Municipal Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Elgin, IL, Educational Facilities Revenue, Harvest Christian Academy, LOC-Fifth Third Bank	0.290%	8/1/29	$3,480,000	$3,480,000	(b)(c)
Illinois Development Finance Authority Revenue, Evanston Northwestern, SPA-JPMorgan Chase	0.200%	5/1/31	5,585,000	5,585,000	(b)(c)
Illinois EFA Revenue, The Adler Planetarium, LOC-PNC Bank N.A.	0.160%	4/1/31	1,000,000	1,000,000	(b)(c)
Illinois Finance Authority Revenue:
Educational Facility de Salle Project, LOC-Fifth Third Bank	0.310%	6/1/37	3,600,000	3,600,000	(b)(c)
Everest Academy of Lemont Inc., LOC-First Midwest Bank N.A., FHLB	0.280%	2/1/34	6,545,000	6,545,000	(b)(c)
GO, Latin School Project, LOC-JPMorgan Chase	0.190%	8/1/35	1,100,000	1,100,000	(b)(c)
Illinois College, LOC-U.S. Bank	0.190%	10/1/30	6,935,000	6,935,000	(b)(c)
Loyola Academy, LOC-JPMorgan Chase	0.200%	10/1/37	10,000,000	10,000,000	(b)(c)
Provena Health, LOC-JPMorgan Chase	0.200%	8/15/44	800,000	800,000	(b)(c)
Riverside Health Systems, Radian, LOC-JPMorgan Chase	0.170%	11/15/29	4,350,000	4,350,000	(b)(c)
Uhlich Children’s Advantage, LOC-JPMorgan Chase	0.210%	5/1/36	4,605,000	4,605,000	(b)(c)
University of Chicago Medical Center, LOC-JPMorgan Chase	0.200%	8/1/43	1,780,000	1,780,000	(b)(c)
University of Chicago Medical Center, LOC-Wells Fargo Bank N.A.	0.200%	8/1/44	10,000,000	10,000,000	(b)(c)
University of Chicago Medical Center, LOC-Wells Fargo Bank N.A.	0.200%	8/1/44	3,900,000	3,900,000	(b)(c)
Illinois Finance Authority, MFH Revenue, Liberty Towers Associates, LOC-Harris N.A.	0.210%	10/1/39	1,785,000	1,785,000	(b)(c)
Illinois State Development Finance Authority, Fenwick High School Project Revenue, LOC-PNC Bank N.A.	0.180%	3/1/32	4,450,000	4,450,000	(b)(c)
Total Illinois				93,490,000
Indiana — 2.6%
Fort Wayne, IN, Waterworks Utility Revenue, BAN	0.480%	2/5/13	6,010,000	6,010,000
Indiana State Development Finance Authority Revenue, Educational Facilities, Christel House Inc. Project, LOC-Fifth Third Bank	0.310%	2/1/23	3,130,000	3,130,000	(b)(c)
Indiana State Finance Authority Revenue, Marquette Project, LOC-Branch Banking & Trust	0.210%	3/1/39	10,150,000	10,150,000	(b)(c)
Indiana State Finance Authority, Environmental Revenue, Duke Energy Indiana Inc. Project, LOC-Bank of America N.A.	0.200%	10/1/40	2,500,000	2,500,000	(b)(c)
Indianapolis, IN, MFH Revenue, Washington Pointe LP Project, FNMA, LIQ-FNMA	0.190%	4/15/39	4,685,000	4,685,000	(b)(c)

See Notes to Financial Statements.

Western Asset Institutional AMT Free Municipal Money Market Fund 2012 Annual Report	11

Western Asset Institutional AMT Free Municipal Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value
Indiana — continued
St. Joseph County, IN, EDR, Logan Community Resources Inc. Project, LOC-PNC Bank N.A.	0.190%	5/1/34	$2,315,000	$2,315,000	(b)(c)
Total Indiana				28,790,000
Iowa — 0.0%
Iowa State Finance Authority Revenue, State Revolving Fund	2.000%	8/1/12	305,000	305,884
Kansas — 2.7%
Kansas State Department of Transportation Highway Revenue, Refunding\Series B-2, SPA-Dexia Credit Local & Westdeutsche Landesbank	0.130%	9/1/19	29,375,000	29,375,000	(b)(c)
Sedgwick County, KS, USD No. 259, GO	5.000%	10/1/12	600,000	609,451
Total Kansas				29,984,451
Kentucky — 0.9%
Berea, KY, Educational Facilities Revenue, Berea College Project	0.180%	6/1/32	1,900,000	1,900,000	(b)(c)
Boyle County, KY, Hospital Revenue, Ephraim McDowell Health Project, LOC-Branch Banking & Trust	0.180%	4/1/36	3,380,000	3,380,000	(b)(c)
Kentucky Economic Development Finance Authority, Hospital Facilities Revenue, Baptist Healthcare System, LOC-Branch Banking & Trust	0.170%	8/15/38	2,600,000	2,600,000	(b)(c)
Williamstown, KY, League of Cities Funding Trust Lease Revenue, LOC-U.S. Bank N.A.	0.200%	7/1/38	2,245,000	2,245,000	(b)(c)
Total Kentucky				10,125,000
Louisiana — 2.2%
Louisiana State PFA Revenue:
Tiger Athletic Foundation, LOC-Capital One N.A. & FHLB	0.180%	9/2/39	3,440,000	3,440,000	(b)(c)
Tiger Athletic Foundation, LOC-Capital One N.A. & FHLB	0.180%	9/2/39	5,000	5,000	(b)(c)
St. James Parish, LA, Revenue, Nustar Logistics LP Project, LOC-JPMorgan Chase	0.200%	12/1/40	19,200,000	19,200,000	(b)(c)
St. Tammany Parish, LA, Development District Revenue, Rooms to Go St. Tammany LLC, LOC-SunTrust Bank	0.430%	7/1/38	1,900,000	1,900,000	(b)(c)
Total Louisiana				24,545,000
Maryland — 0.5%
Maryland State Health & Higher EFA Revenue, University of Maryland Medical System, LOC-SunTrust Bank	0.170%	7/1/41	3,700,000	3,700,000	(b)(c)

See Notes to Financial Statements.

12	Western Asset Institutional AMT Free Municipal Money Market Fund 2012 Annual Report

Schedules of investments (cont’d)

May 31, 2012

Western Asset Institutional AMT Free Municipal Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value
Maryland — continued
Montgomery County, MD, Housing Opportunities Commission, Multi-Family Revenue, Housing Development, GNMA, FNMA, FHLMC, FHA, LOC-FNMA, FHLMC	0.160%	7/1/36	$2,275,000	$2,275,000	(b)(c)
Total Maryland				5,975,000
Massachusetts — 2.1%
Haverhill, MA, GO, Anticipation Notes	1.500%	12/14/12	1,000,000	1,004,363
Lawrence, MA, GO, BAN	1.500%	9/1/12	1,300,000	1,301,065
Massachusetts Bay Transportation Authority, TECP, BAN, Fortis Bank SA	0.550%	6/11/12	6,500,000	6,500,000
Massachusetts State DFA, ISO New England Inc., LOC-Key Bank N.A.	0.150%	2/1/32	2,870,000	2,870,000	(b)(c)
Massachusetts State DFA Revenue, Wentworth Institute of Technology, LOC-JPMorgan Chase	0.180%	10/1/33	2,160,000	2,160,000	(b)(c)
Massachusetts State HEFA Revenue:
Children’s Hospital Corp., LOC-JPMorgan Chase	0.210%	10/1/49	600,000	600,000	(b)(c)
Harvard University	0.150%	11/1/49	100,000	100,000	(b)(c)
Massachusetts State IFA Revenue, Nova Realty Trust, LOC-TD Bank N.A.	0.150%	12/1/24	1,900,000	1,900,000	(b)(c)
Pittsfield, MA, GO, BAN	1.100%	6/29/12	5,983,474	5,984,516
Westfield, MA, GO, BAN	1.250%	10/12/12	800,000	802,327
Total Massachusetts				23,222,271
Michigan — 1.2%
Michigan State Housing Development Authority, SPA-Barclays Bank PLC	0.180%	12/1/35	300,000	300,000	(b)(c)
Michigan State Strategic Fund Ltd. Obligation Revenue, Kroger Co. Recovery Zone, LOC-Bank of Tokyo-Mitsubishi UFJ	0.180%	1/1/26	2,500,000	2,500,000	(b)(c)
University of Michigan, SPA-Northern Trust Co.	0.150%	4/1/42	10,800,000	10,800,000	(b)(c)
Total Michigan				13,600,000
Mississippi — 0.0%
Mississippi State Business Finance Commission, Gulf Opportunity Zone Revenue, Chevron U.S.A. Inc. Project	0.180%	12/1/30	400,000	400,000	(b)(c)
Missouri — 0.4%
Missouri State HEFA, BJC Health Systems, SPA-U.S. Bank N.A.	0.200%	5/15/38	1,600,000	1,600,000	(b)(c)
Missouri State HEFA, Educational Facilities Revenue:
St. Louis Priory School Project, LOC-U.S. Bank N.A.	0.230%	2/1/33	1,100,000	1,100,000	(b)(c)
St. Louis University, LOC-Wells Fargo Bank N.A.	0.190%	10/1/35	1,900,000	1,900,000	(b)(c)
Total Missouri				4,600,000

See Notes to Financial Statements.

Western Asset Institutional AMT Free Municipal Money Market Fund 2012 Annual Report	13

Western Asset Institutional AMT Free Municipal Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value
Montana — 0.3%
Montana Facility Finance Authority Revenue, Sisters of Charity of Leavenworth Health System SPA-JPMorgan Chase	0.190%	12/1/35	$2,900,000	$2,900,000	(b)(c)
New Jersey — 4.5%
Bergen County, NJ, Improvement Authority Revenue	3.000%	8/15/12	350,000	351,975
Clifton, NJ, GO, BAN	1.000%	10/25/12	1,000,000	1,001,388
Fair Lawn, NJ, GO, BAN	1.000%	9/21/12	1,800,000	1,803,071
Franklin Lakes, NJ, GO, BAN	1.000%	10/26/12	974,950	977,133
Garfield, NJ, GO, BAN	1.250%	12/7/12	1,500,000	1,502,912
Gloucester Township, NJ, GO, BAN	1.500%	6/4/13	1,205,000	1,215,749	(a)
Hudson County, NJ, Improvement Authority Revenue, County-GTD Pooled Notes	2.000%	8/17/12	7,140,000	7,159,385
Keyport, NJ, GO, BAN	1.000%	8/3/12	8,074,000	8,075,226
Monmouth County, NJ, Improvement Authority Lease Revenue, Capital Equipment Pooled	2.000%	10/1/12	360,000	362,074
Montclair Township, NJ, GO:
Notes	1.250%	12/14/12	3,574,677	3,582,643
Tax Notes	1.250%	12/14/12	1,455,590	1,458,831
Temporary Notes	1.250%	12/14/12	2,270,000	2,275,059
New Jersey EDA, Gas Facilities Revenue, Pivotal Utility Holdings Project, LOC-Bank of Tokyo-Mitsubishi UFJ	0.170%	10/1/22	100,000	100,000	(b)(c)
Point Pleasant Beach, NJ, GO, BAN	1.000%	8/10/12	4,468,000	4,469,349
River Vale, NJ, GO:
BAN	1.000%	8/15/12	825,000	825,671
BAN	1.000%	1/11/13	6,100,000	6,115,578
South Orange Village Township, NJ, GO:
BAN	2.000%	9/7/12	1,070,000	1,073,841
BAN	2.000%	1/30/13	2,050,000	2,070,349
Stafford Township, NJ, GO	2.000%	1/15/13	100,000	100,775
Sussex County, NJ, Municipal Utilities Authority Revenue, Paulins Kill Basin Project Notes	1.500%	2/15/13	1,046,000	1,053,365
Teaneck Township, NJ, Board of Education, GO, School Energy Savings, School Board Reserve Fund	2.000%	4/1/13	135,000	136,453
Verona Township, NJ, GO:
BAN	1.000%	8/10/12	1,856,000	1,857,410
BAN	1.000%	12/14/12	1,316,000	1,319,221
Total New Jersey				48,887,458

See Notes to Financial Statements.

14	Western Asset Institutional AMT Free Municipal Money Market Fund 2012 Annual Report

Schedules of investments (cont’d)

May 31, 2012

Western Asset Institutional AMT Free Municipal Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value
New Mexico — 0.8%
New Mexico State Hospital Equipment Loan Council Hospital Revenue, San Juan Regional Medical Center, Recovery Zone Facility, LOC-Wells Fargo Bank N.A.	0.280%	6/1/40	$8,800,000	$8,800,000	(b)(c)
New York — 16.4%
Arlington, NY, CSD, GO, BAN	1.000%	11/16/12	1,459,700	1,462,898
Brookhaven, NY, GO, BAN	1.000%	9/28/12	9,300,000	9,316,842
Canandaigua, NY, City School District, GO, BAN	0.750%	6/21/12	2,350,000	2,350,082
Central Islip, NY, Union Free School District, GO, BAN	1.000%	9/14/12	9,300,000	9,310,059
Clarence, NY, GO, BAN	1.000%	7/26/12	2,470,000	2,471,698
Columbia County, NY, GO, BAN	1.000%	5/14/13	2,203,200	2,212,772
East Ramapo, NY, CSD, GO:
BAN	1.250%	6/15/12	3,500,000	3,500,891
TAN	1.250%	6/15/12	1,500,000	1,500,382
Guilderland, NY, CSD, GO, BAN	1.000%	7/19/12	700,000	700,346
Hamburg Village, NY, GO, BAN	1.000%	7/19/12	1,090,000	1,090,339
Islip, NY, GO, BAN	1.000%	12/14/12	515,000	516,260
Jordan-Elbridge, NY, CSD, GO, BAN	1.000%	7/27/12	5,900,000	5,900,770
Katonah-Lewisboro, NY, Union Free School District, GO, BAN	1.000%	7/13/12	500,000	500,102
Kings Point, NY, GO, BAN	1.000%	8/3/12	1,020,000	1,021,012
Locust Valley, NY, CSD, GO, TAN	1.000%	6/21/12	1,300,000	1,300,410
Nassau County, NY, Interim Finance Authority, Sales Tax Secured, SPA-BNP Paribas	0.170%	11/15/25	5,800,000	5,800,000	(b)(c)
Nassau Health Care Corp., NY, Revenue, LOC-TD Bank N.A.	0.160%	8/1/29	10,300,000	10,300,000	(b)(c)
New York City, NY, GO:
LOC-U.S. Bank N.A.	0.160%	4/1/38	705,000	705,000	(b)(c)
SPA-Calyon Bank	0.330%	12/1/32	500,000	500,000	(b)(c)
New York City, NY, Industrial Development Agency, Civic Facility Revenue:
Jewish Board of Family and Children’s Services Inc., LOC-TD Bank N.A.	0.160%	7/1/25	7,600,000	7,600,000	(b)(c)
Refunding and Improvement, 2007 All Stars Project, LOC-JPMorgan Chase	0.220%	12/1/36	4,590,000	4,590,000	(b)(c)
New York City, NY, MFA, Water & Sewer System Revenue, Second General Resolution, SPA-Bank of Nova Scotia	0.160%	6/15/38	3,100,000	3,100,000	(b)(c)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2008, SPA-Fortis Bank SA	0.200%	6/15/34	12,300,000	12,300,000	(b)(c)
Second General Resolution, SPA-Fortis Bank S.A.	0.180%	6/15/36	4,900,000	4,900,000	(b)(c)

See Notes to Financial Statements.

Western Asset Institutional AMT Free Municipal Money Market Fund 2012 Annual Report	15

Western Asset Institutional AMT Free Municipal Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
New York City, NY, Trust for Cultural Resources Revenue, American Museum of Natural History, SPA-Wells Fargo Bank N.A.	0.130%	4/1/44	$1,000,000	$1,000,000	(b)(c)
New York State Dormitory Authority Revenue:
Cornell University\SPA-JPMorgan Chase	0.170%	7/1/30	1,200,000	1,200,000	(b)(c)
State Supported Debt, City University of New York, LOC-TD Bank N.A.	0.150%	7/1/31	18,500,000	18,500,000	(b)(c)
Wagner College, LOC-Morgan Guarantee Trust	0.160%	7/1/28	5,105,000	5,105,000	(b)(c)
New York State Dormitory Authority Revenues, Non-State Supported Debt, Northern Westchester Association, LOC-TD Bank N.A.	0.150%	11/1/34	1,700,000	1,700,000	(b)(c)
New York, NY, GO, LOC-Wells Fargo Bank N.A.	0.180%	4/1/42	900,000	900,000	(b)(c)
Oyster Bay, NY, GO, BAN	3.000%	8/10/12	9,300,000	9,343,856
Oyster Bay-East Norwich, NY, CDS, GO, TAN	1.000%	6/22/12	1,200,000	1,200,364
Sewanhaka, NY, Central High School District of Elmont, GO, TAN	1.000%	6/22/12	1,950,000	1,950,626
Suffolk County, NY, Water Authority, BAN, SPA-Bank of Nova Scotia	0.160%	1/15/13	700,000	700,000	(b)(c)
Susquehanna Valley, NY, CSD, GO, BAN	1.000%	6/29/12	15,270,000	15,273,705
Taconic Hills, NY, School District at Craryville, GO, BAN	1.000%	7/6/12	1,400,000	1,400,424
Tarrytowns, NY, Union Free School District, GO, BAN	1.000%	8/10/12	3,400,000	3,403,626
Tonawanda Town, NY, GO, BAN	1.000%	9/6/12	2,900,000	2,903,516
Trust for Cultural Resources, NYC Revenue, WNYC Radio Inc., LOC-Wells Fargo Bank N.A.	0.130%	4/1/26	1,700,000	1,700,000	(b)(c)
Tuckahoe, NY, Common School District Southampton, GO, TAN	1.000%	6/27/12	900,000	900,281
Union Endicott, NY, CSD, GO, BAN	1.000%	6/28/12	16,900,000	16,904,451
Wallkill, NY, GO, BAN	1.250%	9/7/12	2,710,000	2,712,947
Yorktown, NY, CSD, GO, BAN	1.250%	6/29/12	500,000	500,186
Total New York				180,248,845
North Carolina — 4.9%
Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue, Carolinas Healthcare System, LOC-Wells Fargo Bank N.A.	0.150%	1/15/45	915,000	915,000	(b)(c)
Durham, NC, GO	4.000%	6/1/12	360,000	360,000
Mecklenburg County, NC, COP, SPA-Branch Banking and Trust	0.190%	2/1/26	3,270,000	3,270,000	(b)(c)
North Carolina Capital Facilities Finance Agency, Lees-McRae College, LOC-Branch Banking & Trust Corp.	0.280%	2/1/25	4,990,000	4,990,000	(b)(c)

See Notes to Financial Statements.

16	Western Asset Institutional AMT Free Municipal Money Market Fund 2012 Annual Report

Schedules of investments (cont’d)

May 31, 2012

Western Asset Institutional AMT Free Municipal Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value
North Carolina — continued
North Carolina Capital Facilities Finance Agency, Educational Facilities Revenue:
High Point University Project, LOC-Branch Banking & Trust	0.190%	5/1/30	$2,725,000	$2,725,000	(b)(c)
Summit School Inc. Project, LOC-Branch Banking & Trust	0.190%	6/1/33	2,795,000	2,795,000	(b)(c)
North Carolina Capital Facilities Finance Agency, Recreational Facilities Revenue, YMCA of Greater Charlotte Project, LOC-Wells Fargo Bank N.A.	0.190%	4/1/29	1,740,000	1,740,000	(b)(c)
North Carolina Medical Care Commission, Health Care Facilities Revenue, University Health Systems of Eastern Carolina Inc., LOC-Branch Banking & Trust	0.180%	12/1/36	3,890,000	3,890,000	(b)(c)
North Carolina State Capital Facilities Finance Agency, Educational Facilities Revenue, Forsyth Country Day School Inc., LOC-Branch Banking & Trust	0.190%	12/1/31	4,100,000	4,100,000	(b)(c)
North Carolina State Ports Authority Facilities Revenue, LOC-Branch Banking & Trust	0.190%	6/1/36	4,990,000	4,990,000	(b)(c)
Orange, NC, Water & Sewer Authority, System Revenue, SPA-Wells Fargo Bank N.A.	0.150%	7/1/29	16,800,000	16,800,000	(b)(c)
Raleigh, NC, COP, Downtown Improvement Project, SPA-Wells Fargo Bank N.A.	0.150%	2/1/34	7,000,000	7,000,000	(b)(c)
Total North Carolina				53,575,000
North Dakota — 0.2%
North Dakota State Building Authority Revenue, Facilities Improvement	3.000%	12/1/12	1,715,000	1,738,611
Ohio — 2.0%
County of Montgomery, OH, Revenue, Miami Valley Hospital, SPA-Wells Fargo Bank N.A.	0.180%	11/15/39	700,000	700,000	(b)(c)
Franklin County, OH, Hospital Revenue, Ohiohealth Corp., SPA-Barclays Bank PLC	0.150%	11/15/41	1,500,000	1,500,000	(b)(c)
Marysville, OH, GO, BAN- Wastewater Treatment System	1.500%	5/30/13	750,000	756,313
Montgomery County, OH, Revenue, Miami Valley Hospital, SPA-Barclays Bank PLC	0.180%	11/15/39	150,000	150,000	(b)(c)
Ohio State Air Quality Development Authority Revenue, Timken Co. Project, LOC-Fifth Third Bank	0.360%	11/1/25	3,600,000	3,600,000	(b)(c)
Ohio State Higher Educational Facilities Revenue, Xavier University Project, Series B, LOC-U.S. Bank N.A.	0.160%	11/1/30	1,345,000	1,345,000	(b)(c)
Washington County, OH, Hospital Revenue, Marietta Area Health Care Inc., AGM, SPA-Bank One N.A.	0.990%	12/1/33	13,490,000	13,490,000	(b)(c)
Total Ohio				21,541,313

See Notes to Financial Statements.

Western Asset Institutional AMT Free Municipal Money Market Fund 2012 Annual Report	17

Western Asset Institutional AMT Free Municipal Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value
Oregon — 1.8%
Oregon State Department of Transportation, Highway User Tax Revenue	5.000%	11/15/12	$180,000	$183,849
Oregon State Facilities Authority Revenue, Episcopal School Projects, LOC-U.S. Bank	0.180%	10/1/34	2,755,000	2,755,000	(b)(c)
Oregon State Health & Science University Revenue, Oregon Health & Science University, LOC-Union Bank N.A.	0.170%	7/1/42	3,025,000	3,025,000	(b)(c)
Oregon State, GO, Veterans Welfare, SPA-U.S. Bank N.A.	0.200%	6/1/40	8,400,000	8,400,000	(b)(c)
Yamhill County, OR, Hospital Authority Revenue, Friendsview Community, LOC-US Bank N.A.	0.220%	12/1/34	5,625,000	5,625,000	(b)(c)
Total Oregon				19,988,849
Pennsylvania — 8.2%
Adams County, PA, IDA Revenue, LOC-PNC Bank N.A.	0.190%	6/1/32	6,815,000	6,815,000	(b)(c)
Allegheny County, PA, GO, LOC-JPMorgan Chase	0.190%	11/1/16	1,200,000	1,200,000	(b)(c)
Allegheny County, PA, IDA, Little Sisters of the Poor Project, LOC-PNC Bank N.A.	0.180%	1/1/28	2,100,000	2,100,000	(b)(c)
Butler County, PA, General Authority Revenue, School District Erie Project, LOC-PNC Bank N.A.	0.180%	9/1/29	3,570,000	3,570,000	(b)(c)
Butler County, PA, General Authority Revenue, GO, Canon-Mcmillan School District Project, AGM, SPA-PNC Bank N.A.	0.380%	12/1/33	5,900,000	5,900,000	(b)(c)
Central Dauphin, PA, School District, GO	3.000%	12/1/12	1,355,000	1,372,769
Delaware County, PA, Authority Hospital Revenue, Crozer-Chester Medical Center, LOC-Wells Fargo Bank N.A.	0.180%	12/15/31	1,800,000	1,800,000	(b)(c)
Geisinger Authority, PA, Health System Revenue, Geisinger Health System, SPA-PNC Bank N.A.	0.140%	8/1/28	11,200,000	11,200,000	(b)(c)
Governor Mifflin, PA, School District, GO, LOC-PNC Bank N.A.	0.180%	4/1/29	1,500,000	1,500,000	(b)(c)
Greater Latrobe, PA, School Authority Revenue, FGIC	5.000%	4/1/13	425,000	441,202
Lancaster, PA, IDA Revenue, Hospice Lancaster County Project, LOC-PNC Bank N.A.	0.180%	7/1/37	1,495,000	1,495,000	(b)(c)
Lehighton, PA, Area School District, GO	2.000%	11/15/12	590,000	594,148	(a)
Luzerne County, PA, IDA, Lease Revenue, GTD, LOC-PNC Bank N.A.	0.180%	11/1/26	4,000,000	4,000,000	(b)(c)
Mars, PA, Area School District, GO, Notes	1.000%	3/1/13	800,000	801,805
Middletown, PA, Area School District, AGM, SPA-RBC Centura Bank	0.480%	6/1/22	6,855,000	6,855,000	(b)(c)
Montgomery County, PA, IDA Revenue, LaSalle College, LOC-PNC Bank N.A.	0.180%	11/1/37	16,000,000	16,000,000	(b)(c)

See Notes to Financial Statements.

18	Western Asset Institutional AMT Free Municipal Money Market Fund 2012 Annual Report

Schedules of investments (cont’d)

May 31, 2012

Western Asset Institutional AMT Free Municipal Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value
Pennsylvania — continued
Pennsylvania Economic Development Financing Authority, Fitzpatrick Container Co., LOC-PNC Bank N.A.	0.290%	8/1/26	$1,800,000	$1,800,000	(b)(c)
Pennsylvania Housing Finance Agency, Building Development, SPA-PNC Bank N.A.	0.150%	1/1/34	4,000,000	4,000,000	(b)(c)
Pennsylvania State Higher EFA Revenue, Association Independent Colleges & Universities, Waynesburg College, LOC-PNC Bank N.A.	0.240%	11/1/18	1,400,000	1,400,000	(b)(c)
Philadelphia, PA, School District, GO, LOC-Barclays Bank PLC	0.180%	9/1/30	5,000,000	5,000,000	(b)(c)
Ridley, PA, School District, GO, LOC-TD Bank N.A.	0.190%	11/1/29	2,745,000	2,745,000	(b)(c)
Southeastern Pennsylvania Transportation Authority Revenue, LOC-PNC Bank N.A.	0.170%	3/1/22	3,900,000	3,900,000	(b)(c)
State Public School Building Authority, Albert Gallatin Area Schools, AGM, SPA-PNC Bank	0.380%	9/1/24	4,965,000	4,965,000	(b)(c)
Total Pennsylvania				89,454,924
Puerto Rico — 0.1%
Commonwealth of Puerto Rico, GO, Public Improvement, AGM, SPA-JPMorgan Chase	0.250%	7/1/29	1,000,000	1,000,000	(b)(c)
South Carolina — 1.5%
Beaufort County, SC, GO, BAN	1.500%	5/10/13	900,000	908,153
Charleston County, SC, GO	2.000%	8/1/12	200,000	200,582
Dillon County, SC, School Facilities Corp. Revenue, Construction Notes	3.000%	4/1/13	1,100,000	1,123,332
Lexington, SC, GO, BAN	1.500%	6/29/12	535,000	535,304
Piedmont, SC, Municipal Power Agency Electric Revenue, LOC-TD Bank N.A.	0.140%	1/1/34	8,500,000	8,500,000	(b)(c)
Richland County, SC, School District No. 2, GO	2.000%	5/1/13	400,000	406,278
South Carolina Jobs EDA, Health Sciences Medical University, LOC-Wells Fargo Bank N.A.	0.280%	12/1/19	4,100,000	4,100,000	(b)(c)
York County, SC, School District No. 3, GO, Rock Hill School District	5.000%	3/1/13	500,000	517,487
Total South Carolina				16,291,136
Tennessee — 3.2%
Blount County, TN, Public Building Authority:
Local Government Public Improvement, LOC-Branch Banking & Trust	0.190%	6/1/37	1,700,000	1,700,000	(b)(c)
Local Government Public Improvement, LOC-Branch Banking & Trust	0.190%	6/1/37	1,475,000	1,475,000	(b)(c)
Blount County, TN, Public Building Authority Revenue, Local Government Public Improvement, LOC-Branch Banking & Trust	0.190%	6/1/30	31,200,000	31,200,000	(b)(c)

See Notes to Financial Statements.

Western Asset Institutional AMT Free Municipal Money Market Fund 2012 Annual Report	19

Western Asset Institutional AMT Free Municipal Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value
Tennessee — continued
Murfreesboro, TN, GO	5.000%	6/1/13	$500,000	$523,448
Total Tennessee				34,898,448
Texas — 4.5%
Dickinson, TX, ISD, GO, PSF, SPA-JPMorgan Chase	0.500%	8/1/12	1,900,000	1,900,000	(d)
Gregg County, TX, Health Facilities Development Corp., Hospital Revenue, Good Shepherd Hospital Inc., Radian, LOC-JPMorgan Chase	0.230%	10/1/29	2,000,000	2,000,000	(b)(c)
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Methodist Hospital	0.180%	12/1/27	9,600,000	9,600,000	(b)(c)
Harris County, TX, GO, Toll Road	5.000%	8/15/12	125,000	126,205
Harris County, TX, Health Facilities Development Corp. Revenue, Methodist Hospital System	0.180%	12/1/41	3,950,000	3,950,000	(b)(c)
Houston, TX, Higher Education Finance Corp. Revenue, William Marsh Rice University Project	0.150%	5/15/48	200,000	200,000	(b)(c)
Metropolitan Higher Education Authority, TX, Revenue, University of Dallas, LOC-JPMorgan Chase	0.210%	8/1/38	1,900,000	1,900,000	(b)(c)
San Antonio, TX, GO, General Improvement	3.000%	8/1/12	800,000	803,623
Sugar Land, TX, Waterworks & Sewer Revenue	3.000%	8/15/12	100,000	100,556
Texas State, GO, Mobility Fund, SPA-Depfa Bank PLC	0.190%	4/1/30	2,550,000	2,550,000	(b)(c)
University of North Texas, TECP	0.230%	6/1/12	24,300,000	24,300,000
University of North Texas, TECP	0.210%	7/13/12	460,000	460,000
University of Texas, TX, Revenue, Financing System	0.100%	8/1/39	900,000	900,000	(b)(c)
Total Texas				48,790,384
Utah — 0.7%
Utah County, UT, Heritage Schools Project, LOC-U.S. Bank	0.190%	12/1/15	2,085,000	2,085,000	(b)(c)
Utah Water Finance Agency Revenue, LIQ-JPMorgan Chase	0.180%	10/1/37	5,300,000	5,300,000	(b)(c)
Total Utah				7,385,000
Vermont — 0.1%
Vermont Educational & Health Buildings Financing Agency Revenue, Southwestern Vermont Medical Center, LOC-TD Bank N.A.	0.230%	10/1/38	1,210,000	1,210,000	(b)(c)
Virginia — 2.0%
Albemarle County, VA, EDA, Hospital Revenue, Martha Jefferson Hospital, LOC-Wells Fargo Bank N.A.	0.200%	10/1/48	1,055,000	1,055,000	(b)(c)
Fauquier County, VA, IDA Revenue, Highland School Project, LOC-Branch Banking & Trust	0.190%	12/1/33	3,950,000	3,950,000	(b)(c)
Lynchburg, VA, IDA Revenue:
Centra Health Inc., NATL, LOC-Branch Banking & Trust	0.190%	1/1/35	6,550,000	6,550,000	(b)(c)

See Notes to Financial Statements.

20	Western Asset Institutional AMT Free Municipal Money Market Fund 2012 Annual Report

Schedules of investments (cont’d)

May 31, 2012

Western Asset Institutional AMT Free Municipal Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value
Virginia — continued
Central Health, NATL, LOC-Branch Banking & Trust	0.190%	1/1/35	$1,190,000	$1,190,000	(b)(c)
Lynchburg, VA, IDA, Recreational Facilities Revenue, YMCA of Central Virginia, LOC-Wells Fargo Bank N.A.	0.280%	5/1/23	800,000	800,000	(b)(c)
Virginia Commonwealth University, Health System Authority Revenue, AMBAC, LOC-Wells Fargo Bank N.A.	0.230%	7/1/30	2,400,000	2,400,000	(b)(c)
Virginia Small Business Financing Authority, Hospital Revenue, Carilion Clinic Obligation, SPA-Wells Fargo Bank N.A.	0.220%	7/1/42	500,000	500,000	(b)(c)
Virginia State Commonwealth Transportation Board, Transportation Revenue	2.500%	5/15/13	400,000	408,637
Virginia State Commonwealth University, Health System Authority Revenue, LOC-Branch Banking & Trust	0.170%	7/1/37	5,275,000	5,275,000	(b)(c)
Total Virginia				22,128,637
Washington — 1.8%
Washington State HFC, Non-Profit Housing Revenue, Panorama City Project, LOC-Wells Fargo Bank N.A.	0.200%	1/1/27	4,185,000	4,185,000	(b)(c)
Washington State Higher EFA Revenue:
Seattle University Project, LOC-U.S. Bank N.A.	0.180%	5/1/28	5,375,000	5,375,000	(b)(c)
University of Puget Sound Project A, LOC-Bank of America N.A.	0.190%	10/1/30	2,830,000	2,830,000	(b)(c)
University of Puget Sound Project, LOC-Bank of America	0.190%	10/1/36	5,900,000	5,900,000	(b)(c)
Washington State Housing Finance Commission, Multi-Family Revenue, Pioneer Human Services, LOC-U.S. Bank N.A.	0.190%	7/1/29	1,385,000	1,385,000	(b)(c)
Total Washington				19,675,000
Wisconsin — 0.8%
Columbia County, WI, GO, AMBAC	3.375%	8/1/12	360,000	361,866
Kewaunee County, WI, Revenue, NANS	1.500%	4/1/13	1,350,000	1,356,006
Mequon & Thiensville, WI, School District, Transportation	1.000%	9/4/12	1,500,000	1,501,779
Middleton-Cross Plains, WI, Area School District, GO, AGM	4.500%	4/1/13	435,000	450,407
Oak Creek, WI, GO, Promissory Notes	2.000%	5/1/13	1,800,000	1,826,223
Waukesha, WI, GO, Anticipation Notes	1.750%	8/1/12	700,000	700,394
Wisconsin State HEFA Revenue, Froedtert & Community Health, LOC-U.S. Bank N.A.	0.180%	4/1/35	2,265,000	2,265,000	(b)(c)
Total Wisconsin				8,461,675
Total Investments — 100.4% (Cost — $1,101,945,629#)				1,101,945,629
Liabilities in Excess of Other Assets — (0.4)%				(4,750,989)
Total Net Assets — 100.0%				$1,097,194,640

See Notes to Financial Statements.

Western Asset Institutional AMT Free Municipal Money Market Fund 2012 Annual Report	21

Western Asset Institutional AMT Free Municipal Money Market Fund

(a)	Security is purchased on a when-issued basis.

(b)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(c)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

(d)	Maturity date shown represents the mandatory tender date.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ABAG	— Association of Bay Area Governments
AGM	— Assured Guaranty Municipal Corporation — Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation — Insured Bonds
BAN	— Bond Anticipation Notes
CDA	— Communities Development Authority
COP	— Certificates of Participation
CSD	— Central School District
CTFS	— Certificates
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FGIC	— Financial Guaranty Insurance Company — Insured Bonds
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Authority
HFC	— Housing Finance Commission
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
IFA	— Industrial Finance Agency
ISD	— Independent School District
ISO	— Independent System Operator
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MFH	— Multi-Family Housing
MUD	— Municipal Utility District
NATL	— National Public Finance Guarantee Corporation — Insured Bonds
PFA	— Public Facilities Authority
PSF	— Permanent School Fund
Radian	— Radian Asset Assurance — Insured Bonds
SPA	— Standby Bond Purchase Agreement — Insured Bonds
TAN	— Tax Anticipation Notes
TECP	— Tax Exempt Commercial Paper
USD	— Unified School District

See Notes to Financial Statements.

22	Western Asset Institutional AMT Free Municipal Money Market Fund 2012 Annual Report

Schedules of investments (cont’d)

May 31, 2012

Western Asset Institutional AMT Free Municipal Money Market Fund

Summary of Investments by Industry* (unaudited)
Health care	24.0%
General obligation	19.6
Education	18.7
Industrial revenue	8.3
Public facilities	5.9
Water & sewer	5.3
Transportation	4.3
Miscellaneous	3.2
Utilities	2.8
Power	2.5
Housing: multi-family	1.5
Finance	1.0
Housing: single family	0.9
Tax allocation	0.8
Local general obligation	0.8
Pollution control	0.3
Life care systems	0.1
100.0%

*	As a percentage of total investments. Please note that Fund holdings are as of May 31, 2012 and are subject to change.

Ratings Table† (unaudited)
Standard & Poor’s/Moody’s/Fitch‡
A-1	48.3%
VMIG 1	27.4
P-1	5.7
MIG 1	2.9
SP-1	1.6
AA/Aa	1.1
F-1	0.9
AAA/Aaa	0.4
NR	11.7
100.0%

†	As a percentage of total investments.

‡	Standard & Poor’s primary rating; Moody’s secondary, then Fitch. The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower.

See pages 23 through 27 for definitions of ratings.

See Notes to Financial Statements.

Western Asset Institutional AMT Free Municipal Money Market Fund 2012 Annual Report	23

Bond ratings

The definitions of the applicable rating symbols are set forth below:

Long-term security ratings (unaudited)

Standard & Poor’s Ratings Service (“Standard & Poor’s”) Long-term Issue Credit Ratings — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.
AA	—	An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.
A	—

An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB	—

An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB	—

An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B	—

An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC	—

An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC	—	An obligation rated “CC” is currently highly vulnerable to nonpayment.
C	—	The “C” rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

24	Western Asset Institutional AMT Free Municipal Money Market Fund 2012 Annual Report

Long-term security ratings (unaudited) (cont’d)

D	—

An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments of an obligation are jeopardized.

Moody’s Investors Service (“Moody’s”) Long-term Obligation Ratings — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—	Obligations rated “Aaa” are judged to be of the highest quality, with minimal credit risk.
Aa	—	Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.
A	—	Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.
Baa	—	Obligations rated “Baa” are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.
Ba	—	Obligations rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.
B	—	Obligations rated “B” are considered speculative and are subject to high credit risk.
Caa	—	Obligations rated “Caa” are judged to be of poor standing and are subject to very high credit risk.
Ca	—	Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery for principal and interest.
C	—	Obligations rated “C” are the lowest rated class and are typically in default, with little prospect of recovery for principal and interest.

Fitch Ratings Service (“Fitch”) Structured, Project & Public Finance Obligations — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—

Obligations rated “AAA” by Fitch denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA	—

Obligations rated “AA” denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A	—

Obligations rated “A” denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

Western Asset Institutional AMT Free Municipal Money Market Fund 2012 Annual Report	25
BBB	—

Obligations rated “BBB” indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB	—

Obligations rated “BB” indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B	—

Obligations rated “B” indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC	—	Default is a real possibility.
CC	—	Default of some kind appears probable.
C	—	Default is imminent or inevitable, or the issuer is in standstill.

NR	—	Indicates that the obligation is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-term security ratings (unaudited)

Standard & Poor’s Municipal Short-Term Notes Ratings

SP-1	—

A short-term obligation rated “SP-1” is rated in the highest category by Standard & Poor’s. Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2	—

A short-term obligation rated “SP-2” is a Standard & Poor’s rating indicating satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3	—	A short-term obligation rated “SP-3” is a Standard & Poor’s rating indicating speculative capacity to pay principal and interest.

Standard & Poor’s Short-Term Issues Credit Ratings

A-1	—

A short-term obligation rated “A-1” is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2	—

A short-term obligation rated “A-2” by Standard & Poor’s is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

26	Western Asset Institutional AMT Free Municipal Money Market Fund 2012 Annual Report

Short-term security ratings (unaudited) (cont’d)

A-3	—

A short-term obligation rated “A-3” by Standard & Poor’s exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B	—

A short-term obligation rated “B” by Standard & Poor’s is regarded as having significant speculative characteristics. Ratings of “B-1”, “B-2” and “B-3” may be assigned to indicate finer distinctions within the “B” category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

Moody’s Variable Rate Demand Obligations (VRDO) Ratings

VMIG 1	—

Moody’s highest rating for issues having a variable rate demand feature — VRDO. This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

VMIG 2	—

This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

VMIG 3	—

This designation denotes acceptable credit quality. Adequate protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

SG	—

This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

Moody’s Short-Term Municipal Obligations Ratings

MIG 1	—

Moody’s highest rating for short-term municipal obligations. This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2	—	This designation denotes strong credit quality. Margins of protection are ample, although not as large as the preceding group.
MIG 3	—	This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow, and market access for refinancing is likely to be less well-established.
SG	—	This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Western Asset Institutional AMT Free Municipal Money Market Fund 2012 Annual Report	27

Moody’s Short-Term Obligations Ratings

P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating. Have a superior ability to repay short-term debt obligations.
P-2	—	Have a strong ability to repay short-term debt obligations.
P-3	—	Have an acceptable ability to repay short-term debt obligations.
NP	—	Issuers do not fall within any of the Prime rating categories.

Fitch’s Short-Term Issuer or Obligations Ratings

F1	—	Fitch’s highest rating indicating the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.
F2	—	Fitch rating indicating good intrinsic capacity for timely payment of financial commitments.
F3	—	Fitch rating indicating intrinsic capacity for timely payment of financial commitments is adequate.
B	—	Fitch rating indicating minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term changes in financial and economic conditions.
C	—	Fitch rating indicating default is a real possibility.

NR	—	Indicates that the obligation is not rated by Standard & Poor’s, Moody’s or Fitch.

28	Western Asset Institutional AMT Free Municipal Money Market Fund 2012 Annual Report

Statement of assets and liabilities

May 31, 2012

Assets:
Investments, at value	$1,101,945,629
Cash	70,790
Interest receivable	1,788,178
Receivable for Fund shares sold	1,058
Prepaid expenses	74,917
Total Assets	1,103,880,572

Liabilities:
Payable for securities purchased	6,086,506
Payable for Fund shares repurchased	341,442
Investment management fee payable	159,309
Trustees’ fees payable	5,258
Distributions payable	5,002
Accrued expenses	88,415
Total Liabilities	6,685,932
Total Net Assets	$1,097,194,640

Net Assets:
Par value (Note 4)	$10,972
Paid-in capital in excess of par value	1,097,340,139
Overdistributed net investment income	(1)
Accumulated net realized loss on investments	(156,470)
Total Net Assets	$1,097,194,640

Shares Outstanding:
Institutional Shares	1,097,204,141

Net Asset Value:
Institutional Shares	$1.00

See Notes to Financial Statements.

Western Asset Institutional AMT Free Municipal Money Market Fund 2012 Annual Report	29

Statement of operations

For the Year Ended May 31, 2012

Investment Income:
Interest	$3,557,849

Expenses:
Investment management fee (Note 2)	2,755,585
Legal fees	127,578
Fund accounting fees	91,858
Registration fees	80,844
Audit and tax	35,500
Trustees’ fees	29,439
Insurance	25,987
Shareholder reports	24,109
Transfer agent fees	11,828
Custody fees	7,503
Miscellaneous expenses	5,146
Total Expenses	3,195,377
Less: Fee waivers and/or expense reimbursements (Note 2)	(717,380)
Net Expenses	2,477,997
Net Investment Income	1,079,852
Net Realized Gain on Investments	4,176
Increase in Net Assets from Operations	$1,084,028

See Notes to Financial Statements.

30	Western Asset Institutional AMT Free Municipal Money Market Fund 2012 Annual Report

Statements of changes in net assets

For the Year Ended May 31,	2012	2011

Operations:
Net investment income	$1,079,852	$2,732,129
Net realized gain	4,176	11,939
Increase in Net Assets From Operations	1,084,028	2,744,068

Distributions to Shareholders From (Notes 1 and 5):
Net investment income	(1,079,852)	(3,093,868)
Decrease in Net Assets From Distributions to Shareholders	(1,079,852)	(3,093,868)

Fund Share Transactions (Note 4):
Net proceeds from sale of shares	1,117,512,718	1,388,271,264
Reinvestment of distributions	1,026,509	2,977,445
Cost of shares repurchased	(1,277,710,854)	(1,473,145,142)
Decrease in Net Assets From Fund Share Transactions	(159,171,627)	(81,896,433)
Decrease in Net Assets	(159,167,451)	(82,246,233)

Net Assets:
Beginning of year	1,256,362,091	1,338,608,324
End of year*	$1,097,194,640	$1,256,362,091
* Includes overdistributed net investment income of:	$(1)	$(1)

See Notes to Financial Statements.

Western Asset Institutional AMT Free Municipal Money Market Fund 2012 Annual Report	31

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended May 31:
Institutional Shares[1]	2012	2011	2010	2009		2008

Net asset value, beginning of year	$1.000	$1.000	$1.000	$1.000		$1.000

Income (loss) from operations:
Net investment income	0.001	0.002	0.002	0.015		0.029
Net realized gain (loss)	0.000 [2]	0.000 [2]	(0.001)	(0.000)	[2]	0.000	[2]
Total income from operations	0.001	0.002	0.001	0.015		0.029

Less distributions from:
Net investment income	(0.001)	(0.002)	(0.001)	(0.015)		(0.029)
Net realized gains	—	—	—	(0.000)	[2]	(0.000)	[2]
Total distributions	(0.001)	(0.002)	(0.001)	(0.015)		(0.029)

Net asset value, end of year	$1.000	$1.000	$1.000	$1.000		$1.000
Total return[3]	0.10%	0.23%	0.15%	1.49%		2.98%

Net assets, end of year (millions)	$1,097	$1,256	$1,339	$2,015		$3,136

Ratios to average net assets:
Gross expenses	0.29%	0.28%	0.29%[4]	0.28%[4]		0.25%
Net expenses[5,6,7]	0.22	0.20	0.24 [4]	0.26	[4]	0.23
Net investment income	0.10	0.21	0.16	1.53		2.93

[1]	Effective September 28, 2009, Class A shares were renamed Institutional Shares.

[2]	Amount represents less than $0.001 per share.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]

Included in the expense ratios are the Treasury Guarantee Program fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.27% and 0.22% for the year ended May 31, 2010, respectively, and 0.25% and 0.23% for the year ended May 31, 2009, respectively.

[5]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Institutional Shares did not exceed 0.23%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	The impact of compensating balance arrangements, if any, was less than 0.01%.

See Notes to Financial Statements.

32	Western Asset Institutional AMT Free Municipal Money Market Fund 2012 Annual Report

Notes to financial statements

1. Organization and significant accounting policies

Western Asset Institutional AMT Free Municipal Money Market Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

Western Asset Institutional AMT Free Municipal Money Market Fund 2012 Annual Report	33

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-term investments†	—	$1,101,945,629	—	$1,101,945,629

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the

34	Western Asset Institutional AMT Free Municipal Money Market Fund 2012 Annual Report

Notes to financial statements (cont’d)

Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Securities traded on a when-issued basis. The Fund may trade securities on a when-issued basis. In a when-issued transaction, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(d) Credit and market risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

The Fund may invest in instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets and in some cases are backed by a financial institution serving as a liquidity provider. Demand features are often issued by third party financial institutions, generally domestic and foreign banks, and by brokerage firms or insurance companies. Frequently, floating rate and variable rate obligations are secured by letters of credit or other credit support arrangements provided by banks. Accordingly, the credit quality and liquidity of the Fund’s investments may be dependent in part on the credit quality of the institutions supporting the Fund’s investments and changes in the credit quality of these institutions could cause losses to the Fund and affect its share price. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, and some may be asset-backed or mortgage-backed securities. Structured instruments are a type of derivative instrument and the payment and credit qualities of these instruments derive from the assets embedded in the structure.

(e) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method.

Western Asset Institutional AMT Free Municipal Money Market Fund 2012 Annual Report	35

(f) Distributions to shareholders. Distributions from net investment income on the shares of the Fund are declared each business day and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(h) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of May 31, 2012, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by Internal Revenue Service and state departments of revenue.

Dividends paid by the Fund from net interest received on tax-exempt money market instruments are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies, including Subchapter M, which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

(i) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the Fund had no reclassifications.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

36	Western Asset Institutional AMT Free Municipal Money Market Fund 2012 Annual Report

Notes to financial statements (cont’d)

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.250%
Next $1 billion	0.225
Next $3 billion	0.200
Next $5 billion	0.175
Over $10 billion	0.150

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund.

As a result of an expense limitation arrangement between the Fund and LMPFA, the ratio of expenses other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of the Fund’s Institutional Shares did not exceed 0.23%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

During the year ended May 31, 2012, fees waived and/or expenses reimbursed amounted to $717,380.

The investment manager is permitted to recapture amounts waived or reimbursed to a class during the same fiscal year if the Fund’s total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the investment manager recapture any amount that would result, on any particular business day of the Fund, in the Fund’s total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

All officers and one Trustees of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the year ended May 31, 2012, the Fund did not invest in derivative instruments and does not have any intention to do so in the future.

4. Shares of beneficial interest

At May 31, 2012, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share.

Western Asset Institutional AMT Free Municipal Money Market Fund 2012 Annual Report	37

Because the Fund has maintained a $1.00 net asset value per share from inception, the number of shares sold, shares issued on reinvestment of dividends declared, and shares repurchased, is equal to the dollar amount shown in the Statements of Changes in Net Assets for the corresponding fund share transactions.

5. Income tax information and distributions to shareholders

Subsequent to the fiscal year end, the Fund has made the following distributions:

Record Date Payable Date
Daily 6/29/2012	$0.000073

The tax character of distributions paid during the fiscal years ended May 31, was as follows:

	2012	2011
Distributions Paid From:
Tax-exempt income	$1,079,852	$3,064,156
Ordinary income	—	29,712
Total distributions paid	$1,079,852	$3,093,868

As of May 31, 2012, there were no significant differences between the book and tax components of net assets.

As of May 31, 2012, the Fund had the following net capital loss carryforwards remaining:

Year of Expiration	Amount
5/31/2017	$(151,406)
5/31/2018	(2,228)
$(153,634)

These amounts will be available to offset any future taxable capital gains. During the taxable year ended May 31, 2012, the Fund utilized $ 7,012 of its capital loss carryforward available from prior years.

6. Legal matters

Beginning in May 2004, class action lawsuits alleging violations of the federal securities laws were filed against Citigroup Global Markets Inc. (“CGM”), a former distributor of the Fund, and other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including Smith Barney Fund Management LLC (“SBFM”) and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging

38	Western Asset Institutional AMT Free Municipal Money Market Fund 2012 Annual Report

Notes to financial statements (cont’d)

Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to replead as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against Citigroup Asset Management, SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed a notice of appeal to the Second Circuit Court of Appeals. The appeal was fully briefed and oral argument before the U.S. Court of Appeals for the Second Circuit took place on March 5, 2009. On June 9, 2011, the Court of Appeals issued a Summary Order affirming the District Court’s dismissal of all claims with the exception of Plaintiffs’ Section 36(b) claim as it relates to Transfer Agent fees paid to an affiliate of the Managers. The case has been remanded to the District Court for further proceedings in accordance with the Summary Order.

Plaintiffs agreed to dismiss the case, and a Stipulation of Dismissal with Prejudice was filed with the court on October 20, 2011, terminating the litigation.

*  *  *

On or about May 30, 2006, John Halebian, a purported shareholder of Western Asset New York Tax Free Money Market Fund (prior to May 31, 2010, the Fund was known as Western Asset / CitiSM New York Tax Free Reserves, and prior to June 1, 2009, as CitiSM New York Tax Free Reserves), a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint

Western Asset Institutional AMT Free Municipal Money Market Fund 2012 Annual Report	39

in the United States District Court for the Southern District of New York against the independent trustees of the Subject Trust (Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit).

The Subject Trust is also named in the complaint as a nominal defendant. The complaint alleges both a derivative claim on behalf of the Subject Trust and class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason (the “Derivative Claim”). In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the independent trustees violated the proxy solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting procedures, including “echo voting,” used to obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures (the “Putative Class Claims”). The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and recommend a course of action to the Board.

The committee, after a thorough review, determined that the independent trustees did not breach their fiduciary duties as alleged by Mr. Halebian, and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the Subject Trust (the trustee who is an “interested person” of the Subject Trust, within the meaning of the 1940 Act, having recused himself from the matter), after receiving and considering the committee’s report and based upon the findings of the committee, subsequently also determined and, adopting the recommendation of the committee, directed counsel to move to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006. Opposition papers were filed on or about December 7, 2006. The complaint was dismissed on July 31, 2007. Mr. Halebian filed an appeal in the U.S. Court of Appeals for the Second Circuit. On December 29, 2009, the U.S. Court of Appeals for the Second Circuit reserved judgment after determining that the propriety of the district court’s dismissal depended upon an unsettled question of Massachusetts state law regarding the statute governing derivative proceedings was better addressed by a Massachusetts court and certified the question to the Massachusetts Supreme Judicial Court.

40	Western Asset Institutional AMT Free Municipal Money Market Fund 2012 Annual Report

Notes to financial statements (cont’d)

On August 23, 2010, the Massachusetts Supreme Judicial Court answered the certified question, concluding that a derivative action must be dismissed under applicable state law following a corporation’s independent determination, made in good faith and after reasonable inquiry, that maintenance of the derivative proceeding is not in the best interests of the corporation, regardless whether the derivative complaint has been filed before or after the corporation’s rejection of the shareholder’s demand.

On May 6, 2011, the U.S. Court of Appeals for the Second Circuit affirmed the district court’s dismissal of the Putative Class Claims. With regard to the Derivative Claim, to which the certified question related and as to which the district court granted a motion to dismiss, the Second Circuit vacated the district court’s judgment and remanded with instructions to the court to convert the motion to dismiss to a motion for summary judgment, and to rule on that motion, after further discovery should the court determine that such further discovery is warranted. On August 4, 2011, the Court held a status conference and granted plaintiff leave to file a motion for particularized discovery, while indicating that any attempt to amend the existing Compliant would be denied. On September 16, 2011, plaintiff filed motions for discovery and to amend the Complaint. Defendants filed oppositions to those two motions on October 27, 2011. Oral argument on the motions was heard on May 11, 2012 and the court reserved judgment.

7. Recent accounting pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-04, Fair Value Measurement (Topic 820) — Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU No. 2011-04”). ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Management has evaluated ASU No. 2011-04 and concluded that it does not materially impact the financial statement amounts; however, as required, additional disclosure has been included about fair value measurement.

Western Asset Institutional AMT Free Municipal Money Market Fund 2012 Annual Report	41

Report of independent registered public accounting firm

The Board of Trustees and Shareholders

Legg Mason Partners Institutional Trust:

We have audited the accompanying statement of assets and liabilities of Western Asset Institutional AMT Free Municipal Money Market Fund, a series of Legg Mason Partners Institutional Trust, including the schedule of investments, as of May 31, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2012, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Western Asset Institutional AMT Free Municipal Money Market Fund as of May 31, 2012, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York

July 20, 2012

42	Western Asset Institutional AMT Free Municipal Money Market Fund

Additional information (unaudited)

Information about Trustees and Officers

The business and affairs of Western Asset Institutional AMT Free Municipal Money Market Fund (the “Fund”) are conducted by management under the supervision and subject to the direction of its Board of Trustees. The business address of each Trustee is c/o R. Jay Gerken, 620 Eighth Avenue, New York, New York 10018. Information pertaining to the Trustees and officers of the Fund is set forth below.

The Statement of Additional Information includes additional information about Trustees and is available, without charge, upon request by calling the Fund at 1-877-721-1926 or 1-203-703-6002.

Independent Trustees†:
Elliott J. Berv
Year of birth	1943
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1989
Principal occupation(s) during past five years	President and Chief Executive Officer, Catalyst (consulting) (since 1984); formerly, Chief Executive Officer, Rocket City Enterprises (media) (2000 to 2005)
Number of funds in fund complex overseen by Trustee	57
Other board memberships held by Trustee during past five years	World Affairs Council (since 2009); formerly, Board Member, American Identity Corp. (doing business as Morpheus Technologies) (biometric information management) (2001 to 2008); formerly, Director, Lapoint Industries (industrial filter company) (2002 to 2007); formerly, Director, Alzheimer’s Association (New England Chapter) (1998 to 2008)
A. Benton Cocanougher
Year of birth	1938
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1991
Principal occupation(s) during past five years	Retired; Dean Emeritus and Professor Emeritus, Texas A&M University (since 2008); Interim Dean, George Bush School of Government and Public Service, Texas A&M University (2009 to 2010); A.P. Wiley Professor, Texas A&M University (2001 to 2008); Interim Chancellor, Texas A&M University System (2003 to 2004); Dean of the Mays Business School, Texas A&M University (1987 to 2001)
Number of funds in fund complex overseen by Trustee	57
Other board memberships held by Trustee during past five years	Formerly, Director, First American Bank, Texas (1994 to 1999); formerly, Director, Randle Foods, Inc. (1991 to 1999); formerly, Director, Petrolon, Inc. (engine lubrication products) (1991 to 1994)

Western Asset Institutional AMT Free Municipal Money Market Fund	43

Independent Trustees cont’d
Jane F. Dasher
Year of birth	1949
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1999
Principal occupation(s) during past five years	Chief Financial Officer, Korsant Partners, LLC (a family investment company) (since 1997)
Number of funds in fund complex overseen by Trustee	57
Other board memberships held by Trustee during past five years	None
Mark T. Finn
Year of birth	1943
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1989
Principal occupation(s) during past five years	Adjunct Professor, College of William & Mary (since 2002); Chairman, Chief Executive Officer and Owner, Vantage Consulting Group, Inc. (investment management) (since 1988); Principal/Member, Balvan Partners (investment management) (2002 to 2009)
Number of funds in fund complex overseen by Trustee	57
Other board memberships held by Trustee during past five years	None
Stephen R. Gross
Year of birth	1947
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1986
Principal occupation(s) during past five years	Chairman, HLB Gross Collins, P.C. (accounting and consulting firm) (since 1974); Executive Director of Business Builders Team, LLC (since 2005); formerly, Managing Director, Fountainhead Ventures, L.L.C. (technology accelerator) (1998 to 2003)
Number of funds in fund complex overseen by Trustee	57
Other board memberships held by Trustee during past five years	Director, Andersen Calhoun (assisted living) (since 1987); formerly, Director, United Telesis, Inc. (telecommunications) (1997 to 2002); formerly, Director, ebank Financial Services, Inc. (1997 to 2004)
Richard E. Hanson, Jr.
Year of birth	1941
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1985
Principal occupation(s) during past five years	Retired; formerly Headmaster, The New Atlanta Jewish Community High School, Atlanta, Georgia (1996 to 2000)
Number of funds in fund complex overseen by Trustee	57
Other board memberships held by Trustee during past five years	None

44	Western Asset Institutional AMT Free Municipal Money Market Fund

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Independent Trustees cont’d
Diana R. Harrington
Year of birth	1940
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1992
Principal occupation(s) during past five years	Babson Distinguished Professor of Finance, Babson College (since 1992)
Number of funds in fund complex overseen by Trustee	57
Other board memberships held by Trustee during past five years	None
Susan M. Heilbron
Year of birth	1945
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1994
Principal occupation(s) during past five years	Retired; formerly, President, Lacey & Heilbron (communications consulting) (1990 to 2002); formerly, General Counsel and Executive Vice President, The Trump Organization (1986 to 1990); formerly, Senior Vice President, New York State Urban Development Corporation (1984 to 1986)
Number of funds in fund complex overseen by Trustee	57
Other board memberships held by Trustee during past five years	Formerly, Director, Lincoln Savings Bank, FSB (1991 to 1994); formerly, Director, Trump Shuttle, Inc. (air transportation) (1989 to 1990); formerly, Director, Alexander’s Inc. (department store) (1987 to 1990)
Susan B. Kerley
Year of birth	1951
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1992
Principal occupation(s) during past five years	Investment Consulting Partner, Strategic Management Advisors, LLC (investment consulting) (since 1990)
Number of funds in fund complex overseen by Trustee	57
Other board memberships held by Trustee during past five years	Director and Trustee (since 1990) and Chairman (since 2005) of various series of MainStay Family of Funds (66 funds)
Alan G. Merten
Year of birth	1941
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1990
Principal occupation(s) during past five years	President, George Mason University (since 1996)
Number of funds in fund complex overseen by Trustee	57
Other board memberships held by Trustee during past five years	Director, Cardinal Financial Corporation (since 2006); Trustee, First Potomac Realty Trust (since 2005); formerly, Director, Xybernaut Corporation (information technology) (2004 to 2006); formerly, Director, Digital Net Holdings, Inc. (2003 to 2004); formerly, Director, Comshare, Inc. (information technology) (1985 to 2003)

Western Asset Institutional AMT Free Municipal Money Market Fund	45

Independent Trustees cont’d
R. Richardson Pettit
Year of birth	1942
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1990
Principal occupation(s) during past five years	Retired; formerly, Duncan Professor of Finance, University of Houston (1977 to 2006); previous academic or management positions include: University of Washington, University of Pennsylvania and Purdue University
Number of funds in fund complex overseen by Trustee	57
Other board memberships held by Trustee during past five years	None
Interested Trustee and Officer:
R. Jay Gerken[3]
Year of birth	1951
Position(s) with Trust	Trustee, President, Chairman and Chief Executive Officer
Term of office[1] and length of time served[2]	Since 2002
Principal occupation(s) during past five years	Managing Director of Legg Mason & Co., LLC (“Legg Mason & Co.”) (since 2005); Officer and Trustee/Director of 160 funds associated with Legg Mason Partners Fund Advisor, LLC (“LMPFA”) or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006); President and Chief Executive Officer (“CEO”) of LMPFA (since 2006); President and CEO of Smith Barney Fund Management LLC (“SBFM”) (formerly a registered investment adviser) (since 2002)
Number of funds in fund complex overseen by Trustee	160
Other board memberships held by Trustee during past five years	None
Additional Officers:
Ted P. Becker Legg Mason 620 Eighth Avenue, New York, NY 10018
Year of birth	1951
Position(s) with Trust	Chief Compliance Officer
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Director of Global Compliance at Legg Mason (since 2006); Chief Compliance Officer of LMPFA (since 2006); Managing Director of Compliance of Legg Mason & Co. (since 2005); Chief Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006)

46	Western Asset Institutional AMT Free Municipal Money Market Fund

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Additional Officers cont’d
Vanessa A. Williams Legg Mason 100 First Stamford Place, Stamford, CT 06902
Year of birth	1979
Position(s) with Trust	Chief Anti-Money Laundering Compliance Officer and Identity Theft Prevention Officer
Term of office[1] and length of time served[2]	Since 2011
Principal occupation(s) during past five years	Identity Theft Prevention Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2011); Chief Anti-Money Laundering Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2011); formerly, Assistant Vice President and Senior Compliance Officer Legg Mason & Co. (2008 to 2011); formerly, Compliance Analyst of Legg Mason & Co. (2006 to 2008) and Legg Mason & Co. predecessors (prior to 2006)
Robert I. Frenkel Legg Mason 100 First Stamford Place, Stamford, CT 06902
Year of birth	1954
Position(s) with Trust	Secretary and Chief Legal Officer
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Vice President and Deputy General Counsel of Legg Mason (since 2006); Managing Director and General Counsel of Global Mutual Funds for Legg Mason & Co. (since 2006) and Legg Mason & Co. predecessors (since 1994); Secretary and Chief Legal Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006)
Thomas C. Mandia Legg Mason 100 First Stamford Place, Stamford, CT 06902
Year of birth	1962
Position(s) with Trust	Assistant Secretary
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Managing Director and Deputy General Counsel of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005); Secretary of LMPFA (since 2006); Assistant Secretary of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006); Secretary to SBFM (since 2002)

Western Asset Institutional AMT Free Municipal Money Market Fund	47

Additional Officers cont’d
Richard F. Sennett Legg Mason 100 International Drive, Baltimore, MD 21202
Year of birth	1970
Position(s) with Trust	Principal Financial Officer
Term of office[1] and length of time served[2]	Since 2011
Principal occupation(s) during past five years	Principal Financial Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2011); Managing Director of Legg Mason & Co. and Senior Manager of the Treasury Policy group for Legg Mason & Co.’s Global Fiduciary Platform (since 2011); formerly, Chief Accountant within the SEC’s Division of Investment Management (2007 to 2011); formerly, Assistant Chief Accountant within the SEC’s Division of Investment Management (2002 to 2007)
James Crowley Legg Mason 55 Water Street, New York, NY 10041
Year of birth	1966
Position(s) with Trust	Treasurer
Term of office[1] and length of time served[2]	Since 2011
Principal occupation(s) during past five years	Treasurer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2011); formerly, Vice President and Controller within the Global Oversight group for certain mutual funds associated with Legg Mason & Co. or its affiliates (2010-2011); formerly, Controller of Security Fair Valuation and Project Management for Legg Mason & Co. or its affiliates (2006 to 2010)
Jeanne M. Kelly Legg Mason 620 Eighth Avenue, New York, NY 10018
Year of birth	1951
Position(s) with Trust	Senior Vice President
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Senior Vice President of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2007); Senior Vice President of LMPFA (since 2006); Managing Director of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005)

†	Trustees who are not “interested persons” of the Fund within the meaning of section 2(a)(19) of the 1940 Act.

[1]	Each Trustee and officer serves until his or her respective successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.

[2]	Indicates the earliest year in which the Trustee became a board member for a fund in the Legg Mason fund complex or the officer took such office.

[3]	Mr. Gerken is an “interested person” of the Fund, as defined in the 1940 Act, because of his position with LMPFA and/or certain of its affiliates.

48	Western Asset Institutional AMT Free Municipal Money Market Fund

Important tax information (unaudited)

All of the net investment income distributions paid monthly by the Fund during the taxable year ended May 31, 2012 qualify as tax-exempt interest dividends for Federal income tax purposes.

Please retain this information for your records.

Western Asset

Institutional AMT Free

Municipal Money Market Fund

Trustees

Elliott J. Berv

A. Benton Cocanougher

Jane F. Dasher

MarkT. Finn

R. Jay Gerken

Chairman

Stephen R. Gross

Richard E. Hanson Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

Boston Financial Data Services, Inc.

2000 Crown Colony Drive

Quincy, MA 02169

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

Western Asset Institutional AMT Free Municipal Money Market Fund

The Fund is a separate investment series of Legg Mason Partners Institutional Trust, a Maryland statutory trust.

Western Asset Institutional AMT Free Municipal Money Market Fund

Legg Mason Funds

55 Water Street

New York, NY 10041

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926 or 1-203-703-6002.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926 or 1-203-703-6002, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Institutional AMT Free Municipal Money Market Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

©2012 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;
•	Account balances, transactions, and mutual fund holdings and positions;
•	Online account access user IDs, passwords, security challenge question responses; and
•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;
•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and
•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2011

NOT PART OF THE ANNUAL REPORT

www.leggmason.com/individualinvestors

©2012 Legg Mason Investor Services, LLC Member FINRA, SIPC

WASX013770 7/12 SR12-1693

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Stephen R. Gross the Chairman of the Board’s Audit Committee and Jane F. Dasher, possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as “audit committee financial experts,” and have designated Mr. Gross and Ms. Dasher as the Audit Committee’s financial experts. Mr. Gross and Ms. Dasher are “independent” Trustees pursuant to paragraph (a) (2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending May 31, 2011 and May 31, 2012 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $124,500 in 2011 and $46,800 in 2012.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Period for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $15,000 in 2011 and $0 in 2012. These services consisted of procedures performed in connection with the Re-domiciliation of the various reviews of Prospectus supplements, and consent issuances related to the N-1A filings for the Legg Mason Partners Institutional Trust.

In addition, there were no Audit-Related Fees billed in the Reporting Period for assurance and related services by the Auditor to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Legg Mason Partners Institutional Trust (“service affiliates”), that were reasonably related to the performance of the annual audit of the service affiliates. Accordingly, there were no such fees that required pre-approval by the Audit Committee for the Reporting Periods.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional $3,300 in 2011 and $9,600 in 2012. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held. There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. There were no other fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) for the Item 4 for the Legg Mason Partners Institutional Trust.

All Other Fees. There were no other non-audit services rendered by the Auditor to Legg Mason Partners Fund Advisors, LLC (“LMPFA”), and any entity controlling, controlled by or under common control with LMPFA that provided ongoing services to Legg Mason Partners Institutional Trust requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by LMPFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) For the Legg Mason Partners Institutional Trust, the percentage of fees that were approved by the audit committee, with respect to: Audit-Related Fees were 100% and 100% for 2011 and 2012; Tax Fees were 100% and 100% for 2011 and 2012; and Other Fees were 100% and 100% for 2011 and 2012.

(f) N/A

(g) Non-audit fees billed by the Auditor for services rendered to Legg Mason Partners Institutional Trust, LMPFA and any entity controlling, controlled by, or under common control with LMPFA that provides ongoing services to Legg Mason Partners Institutional Trust during the reporting period were $0 in 2012.

(h) Yes. Legg Mason Partners Institutional Trust’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Legg Mason Partners Institutional Trust or to Service Affiliates, which were required to be pre-approved, were pre-approved as required

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

a)	The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Elliott J. Berv

A. Benton Cocanougher

Jane F. Dasher

Mark T. Finn

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

b)	Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

ITEM 12.	EXHIBITS.

(a)(1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Institutional Trust

By:	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer of
Legg Mason Partners Institutional Trust

Date:	July 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer of
Legg Mason Partners Institutional Trust

Date:	July 25, 2012

By:	/S/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer of
Legg Mason Partners Institutional Trust

Date:	July 25, 2012